Share-based payments - Westpac Long Term Incentive Plan, Westpac Performance Plan (WPP) & Restricted Share Plan (RSP) (Details)	12 Months Ended
	Sep. 30, 2021 AUD ($) EquityInstruments Options	Sep. 30, 2020 AUD ($) EquityInstruments Options
Share options
Outstanding at the beginning of the year | Options	0
Outstanding at the end of the year | Options		0
Westpac Long Term Variable Reward Plan (LTVR) | Share rights
Equity instruments other than options
Outstanding at the beginning of the year	3,066,326	4,554,589
Granted during the year	1,383,986	779,581
Exercised during the year	1,571	0
Lapsed during the year	788,911	2,267,844
Outstanding at the end of the year	3,659,830	3,066,326
Outstanding and exercisable at the end of the year	2,148	3,719
Weighted average remaining contractual life	12 years 8 months 12 days	12 years 4 months 24 days
Weighted average fair value at grant date | $	$ 6.56	$ 28.44
Westpac Performance Plan (WPP) | Share rights
Equity instruments other than options
Outstanding at the beginning of the year	957,135	786,466
Granted during the year	241,520	438,858
Exercised during the year	240,197	175,957
Lapsed during the year	91,887	92,232
Outstanding at the end of the year	866,571	957,135
Outstanding and exercisable at the end of the year	171,561	164,219
Weighted average remaining contractual life	12 years 7 months 6 days	12 years 9 months 18 days
Weighted average fair value at grant date | $	$ 18.27	$ 24.68
Westpac Performance Plan (WPP) | Share rights | One-year vesting period
Equity instruments other than options
Outstanding at the beginning of the year	206,241
Granted during the year	33,145
Exercised during the year	83,204
Lapsed during the year	36,041
Outstanding at the end of the year	120,141	206,241
Outstanding and exercisable at the end of the year	86,996
Westpac Performance Plan (WPP) | Share rights | Two-year vesting period
Equity instruments other than options
Outstanding at the beginning of the year	292,941
Granted during the year	34,352
Exercised during the year	85,090
Lapsed during the year	40,433
Outstanding at the end of the year	201,770	292,941
Outstanding and exercisable at the end of the year	63,704
Westpac Performance Plan (WPP) | Share rights | Three-year vesting period
Equity instruments other than options
Outstanding at the beginning of the year	76,848
Granted during the year	9,281
Exercised during the year	29,179
Lapsed during the year	630
Outstanding at the end of the year	56,320	76,848
Outstanding and exercisable at the end of the year	9,796
Westpac Performance Plan (WPP) | Share rights | Four-year vesting period
Equity instruments other than options
Outstanding at the beginning of the year	381,105
Granted during the year	164,742
Exercised during the year	42,724
Lapsed during the year	14,783
Outstanding at the end of the year	488,340	381,105
Outstanding and exercisable at the end of the year	11,065
Restricted Share Plan (RSP)
Equity instruments other than options
Outstanding at the beginning of the year	4,389,161	4,773,171
Granted during the year	2,165,046	2,100,030
Released	2,012,519	2,081,545
Forfeited during the year	226,613	402,495
Outstanding at the end of the year	4,315,075	4,389,161
Weighted average fair value at grant date | $	$ 20.63	$ 23.88